Material accounting policies - Contractual arrangements with respect to equity interests in certain PRC subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
PRC subsidiaries
Percentage of equity interest held in certain PRC medical institutions after transfer of interests	70
Dr. Zhou Pengwu
PRC subsidiaries
Equity interest subject to contractual agreements	27.00%
Yantai Pengai Cosmetic Surgery Hospital Co., Ltd
PRC subsidiaries
Equity interest subject to contractual agreements	26.00%
Changsha Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Equity interest subject to contractual agreements	3.00%
Shanghai Pengai Aesthetic Medical General Outpatient Clinic Co., Ltd.
PRC subsidiaries
Equity interest subject to contractual agreements	15.00%
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Equity interest subject to contractual agreements	12.00%
Guangzhou Pengai Aesthetic Medical Hospital Co. Ltd.
PRC subsidiaries
Equity interest subject to contractual agreements	24.00%
Ms. Ding Wenting
PRC subsidiaries
Equity interest subject to contractual agreements	25.00%
Bottom of Range
PRC subsidiaries
Percentage of equity interest historically held in PRC subsidiaries	70.00%
Top of Range
PRC subsidiaries
Allowable percentage of foreign investment in PRC medical institutions through joint venture entities	70.00%